Components of Changes in Non-cash Working Capital Balances (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Change In Noncash Working Capital Balances [Abstract]
Accounts receivable	$ (143,832)	$ (50,255)
Inventory	(10,482)	1,993
Accounts payable and accrued liabilities	121,878	44,986
Non cash working capital	(32,436)	(3,276)
Operations	(45,890)	(13,018)
Investments	$ 13,454	$ 9,742